Goodwill and Intangible Assets, Net - Indefinite-Lived Intangible Assets - Cryptocurrencies (Details) - Marketwise, LLC - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Indefinite-lived Intangible Assets [Roll Forward]
Indefinite-lived intangible assets, beginning balance	$ 34
Impairment	0	$ 0	$ (330)
Indefinite-lived intangible assets, ending balance	199	34
Cryptocurrencies
Indefinite-lived Intangible Assets [Roll Forward]
Indefinite-lived intangible assets, beginning balance	34	347	857
Additions			2,150
Distributions to customers			(1,606)
Sales	(30)	(313)	(724)
Impairment			(330)
Indefinite-lived intangible assets, ending balance	$ 4	$ 34	$ 347